Short-Term and Long-Term Borrowings (Details) - USD ($)		Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Short-term borrowings		$ 19,890,641	$ 27,417,082
Agricultural Bank of China [Member]
Debt Instrument [Line Items]
Short-term borrowings	[1]	8,622,194	11,831,148
China Merchants Bank [Member]
Debt Instrument [Line Items]
Short-term borrowings	[2]	1,696,441	3,073,424
Industrial and Commercial Bank of China [Member]
Debt Instrument [Line Items]
Short-term borrowings	[3]	4,557,315	4,019,908
Bank of China [Member]
Debt Instrument [Line Items]
Short-term borrowings	[4]	2,724,793	2,274,333
East West Bank [Member]
Debt Instrument [Line Items]
Short-term borrowings	[5]	2,000,000	2,000,000
Postal Savings Bank of China [Member]
Debt Instrument [Line Items]
Short-term borrowings	[6]		4,046,597
Pennsylvania Industrial Development Authority [Member]
Debt Instrument [Line Items]
Short-term borrowings		89,898	88,339
East West Bank Loan [Member]
Debt Instrument [Line Items]
Short-term borrowings		$ 200,000	$ 83,333

[1]	During the year ended December 31, 2018, Taizhou Fuling entered into a series of short-term bank loan agreements with ABC for a total amount of $8,622,194. The terms of these loans are six months with variable interest rates based on the prevailing interest rates, respectively. The effective rates are from 4.57% to 5.15% per annum. During fiscal year 2017, Taizhou Fuling entered into a series of short-term bank loan agreements with ABC for a total amount of $11,831,148. The terms of these loans are six to twelve months with variable interest rates based on the prevailing interest rates. The effective rates were from 4.57% to 4.90% per annum. As of December 31, 2018, $11,831,148 of them had been repaid upon maturity. In February 2017, Great Plastics entered into a short-term bank loan agreement with ABC for $691,520. The terms of the loan are twelve months with a variable interest rate based on the prevailing interest rate. The effective rates are 5.66% per annum. This loan was fully repaid in July 2017 prior to its maturity. These loans were guaranteed by the assets of a third party guaranty company and a shareholder of the Company. The third party guaranty company charges 2% of total loan amount.
[2]	During year ended December 31, 2018, Taizhou Fuling entered into a series of short-term bank borrowing agreements with CMB for a total amount of approximately $6.3 million (RMB 43.4 million). The terms of these loans are five to twelve months with variable interest rates based on the prevailing interest rates. The effective rates were from 2.40% to 6.09% per annum. The loans are guaranteed by Special Plastics and Taizhou Fuling's general manager and Chair of the Board. As of December 31, 2018, $4,586,234 had been repaid in full upon maturity. In January, March, July and December 2017, Taizhou Fuling entered into four short-term bank borrowing agreements for approximately $4.5 million (RMB 29.4 million) with CMB for twelve, six, six and twelve months, respectively. The effective rates were 6.09%, 2.67%, 1.99% and 6.09% per annum, respectively. The loans are guaranteed by Special Plastics and Taizhou Fuling's general manager and Chair of the Board. As of December 31, 2018, these loans had been repaid in full upon maturity.
[3]	During the year ended December 31, 2018, Taizhou Fuling entered into a series of short-term loan agreements with ICBC for a total amount of $4,557,315. The terms of these loans are five to twelve months with the interest rates ranged from 3.47% to 5.44% per annum. During 2017, Taizhou Fuling entered into a series of short-term loan agreements with ICBC for a total amount of $7,092,174. The terms of these loans are five to twelve months with the interest rates ranged from 2.14% to 5.00% per annum. As of December 31, 2018, these loans had been repaid upon maturity.
[4]	During the year ended December 31, 2018 and the year ended December 31, 2017, Taizhou Fuling entered into a series of short-term bank borrowing agreements and other financing agreements with BOC. The terms of the loans are three to twelve months, with fixed interest rates based on London InterBank Offered Rate ("LIBOR") (for loans dominated in USD) or prime loan rates issued by People's Bank of China (for loans dominated in RMB), plus certain base points. The effective interest rates vary from 3.30% to 5.01% per annum. The loans to Taizhou Fuling are guaranteed by the Chief Executive Officer ("CEO").
[5]	On March 9, 2017, Direct Link entered into a line of credit agreement with East West Bank for $2,000,000 for one year. The annual interest rate is equivalent to LIBOR rate plus 2.75%. Direct Link was required to make restricted deposit of $41,900 for one year (which was released in June 2018) with an initial interest rate of 3.76% per annum. The line of credit is guaranteed by Fuling Global. The agreements require Direct Link to comply with certain financial covenants and ratios, including to maintain minimum debt service coverage ratio of 1.40 times and to maintain maximum total debt to equity ratio of 3.0 times etc. Direct Link will be measured semi-annually at December 31th and December 31st. Direct Link was not in compliance as of December 31, 2018. On April 7, 2017, Direct Link drew down $1,500,000 with the effective rate of 3.86% per annum. On December 1, 2017, Direct Link drew down another $500,000 with the effective rate of 4.45% per annum. Interest expense incurred on this loan for the year ended December 31, 2018 and 2017 were $47,955 and $14,942, respectively. On March 14, 2018, East West Bank approved to extend the loan to June 9, 2018. On June 26, 2018, East West Bank again approved to extend the loan to June 9, 2019. East West Bank had waived financial covenant violations at December 31, 2018.
[6]	In January 2018, Taizhou Fuling entered into a short-term bank loan agreement with PSBC for $987,881. The terms of the loan are twelve months. The effective rates are 2.95% per annum. As of December 31, 2018, this loan had been repaid prior to its maturity. In November and December 2017, Taizhou Fuling entered into a series of short-term bank loan agreements with PSBC for $2,975,004 and $1,071,593, respectively. The terms of these loans are twelve and five months, respectively. The effective rates are 2.65% and 4.15% per annum, respectively. As of December 31, 2018, these loans had been repaid upon maturity.